CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,024,263)	¥ (50,173,603)	¥ (64,232,235)	¥ (81,587,998)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	28,931	206,650	818,541	6,161,834
Amortization of operating lease right-of-use assets	207,252	1,480,382	1,136,310	1,075,834
Provision (Reversal) for expected credit loss	613,014	4,378,701	2,492,478	(274,155)
Deferred tax (benefits) expense			2,931,528	(4,038,047)
Allowance (reversal) for inventory reserve	(24,532)	(175,229)	674,467
(Gain) loss from short-term investments	13,769,146	98,351,630	(42,298,644)
Loss on disposal fixed assets			207,719
Change in fair value of warrant liabilities			(62,200)	(372,961)
Stock compensation expense			952,556	32,164,435
Impairment loss for intangible assets				3,854,547
Impairment loss for goodwill				21,155,897
Loss on disposal of subsidiaries	(43,591)	(311,369)		(1,900,379)
Change in operating assets and liabilities:
Notes receivable	(509,359)	(3,638,300)
Accounts receivable	(1,146,639)	(8,190,325)	(16,121,016)	70,783,791
Prepayment and other current assets	(45,070)	(321,928)	5,204,527	(8,706,708)
Inventories	115,243	823,169	(66,239)	384,038
Prepayments and deposits	44,813	320,098	(9,630)	106,536
Accounts payable	1,798,731	12,848,156	12,091,524	(59,893,927)
Operating lease liabilities	(231,385)	(1,652,760)	(1,136,202)	(1,049,831)
Contract liabilities	221,684	1,583,467	719,813	(1,173,186)
Other payables and accrued liabilities	103,509	739,355	(1,444,673)	(4,451,683)
Taxes payable	14,433	103,096	(478,011)	23,354
Net cash used in operating activities	7,891,917	56,371,190	(98,619,387)	(27,738,609)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(13,985)	(99,894)	(11,927)	(774,615)
Investments in unconsolidated entities				(600,000)
Proceeds from acquisition of subsidiary, net of cash acquired	172,102	1,229,304
Proceeds from disposal of subsidiary, net of cash acquired/disposed	(67,788)	(484,202)
Purchases of short term investments	(833,000,000)	(5,854,990,400)	(682,969,884)
Redemption of short-term investments	790,710,814	5,557,748,169
Gain from short-term investments	1,545,504	11,039,379
Net cash provided by (used in) investing activities	(40,653,353)	(285,557,644)	(682,981,811)	(1,374,615)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from convertible promissory note	176,640,000	1,241,567,232	1,504,532,120
Repayments from related parties				60,280
Repayments to related parties				(350,000)
Repayments of bank loans	(828,655)	(5,919,000)	(7,093,896)	(7,406,104)
Proceeds from bank loans	598,854	4,277,557	9,459,000	9,900,000
Net cash provided by financing activities	176,410,199	1,239,925,789	1,506,897,224	2,204,176
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	162,862	(18,820,901)	136,872	1,826,601
CHANGE IN CASH AND CASH EQUIVALENTS	143,811,625	991,918,434	725,432,898	(25,082,447)
CASH AND CASH EQUIVALENTS, beginning of year	118,450,620	851,470,436	126,037,538	151,119,985
CASH AND CASH EQUIVALENTS, end of year	262,262,245	1,843,388,870	851,470,436	126,037,538
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1,504	10,742	1,268
Cash paid for interest	21,740	155,290	120,249	26,442
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible bonds exercise the right of conversion	(170,200,000)	(1,196,301,760)	(1,504,532,120)
Initial recognition of right-of-use assets and lease liabilities	$ 47,792	¥ 341,371	¥ 497,182	¥ 932,174